Income taxes	9 Months Ended
Jul. 31, 2026
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Income taxes
Note 10. Income taxes
The Canada Revenue Agency (CRA) has reassessed approximately $1,918 million of income taxes for CIBC’s 2011–2020 taxation years and proposed to reassess approximately $80 million of income taxes for the 2021 taxation year, related to the denial of deductions of certain dividends. Subsequent taxation years may also be similarly reassessed. CIBC filed a Notice of Appeal in respect of its 2011 taxation year to put the matter in litigation. CIBC is confident that its tax filing positions are appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the interim consolidated financial statements.
CIBC has a potential aggregate exposure remaining in respect of foreign exchange capital loss matters. We expect that for the relevant years, these amounts could be approximately $250 million of income taxes. No amounts have been accrued in the interim consolidated financial statements.